Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value, granted	$ 0.85
Employee Stock Option Member | 2021 Plan and 2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares outstanding, beginning		1,916,194
Granted, shares		1,227,954
Exercised, shares		(11,916)
Forfeited, shares		(500,542)
Expired, shares		(215,950)
Number of shares outstanding, ending		2,415,740	1,916,194
Number of shares, vested and exercisable		933,200	661,239
Number of shares, unvested and exercisable		1,482,540	1,254,955
Weighted average exercise price, beginning balance		$ 4.64
Weighted average exercise price, granted		13.63
Weighted average exercise price, exercised		4.27
Weighted average exercise price, forfeited		9.36
Weighted average exercise price, Expired		3.73
Weighted average exercise price, ending balance		8.32	$ 4.64
Weighted average exercise price, vested and exercisable		5.68	3.75
Weighted average exercise price, unvested and exercisable		9.98	5.12
Weighted average grant date fair value, beginning		3
Weighted average grant date fair value, granted		9.89
Weighted average grant date fair value, exercised		2.75
Weighted average grant date fair value, forfeited		6.67
Weighted average grant date fair value, expired		2.38
Weighted average grant date fair value, ending		5.8	3
Weighted average grant date fair value, vested and exercisable		3.53	2.39
Weighted average grant date fair value, Unvested and exercisable		$ 7.22	$ 3.32
Weighted average remaining contractual term		7 years 9 months 29 days	8 years 7 months 24 days
Weighted average remaining contractual term, vested and exercisable		6 years 9 months 10 days	8 years 6 months 18 days
Weighted average remaining contractual term, unvested and exercisable		8 years 5 months 26 days	8 years 8 months 12 days
Aggregate intrinsic value, Outstanding		$ 13,689	$ 20,130
Aggregate intrinsic value, vested and exercisable		7,552	7,540
Aggregate intrinsic value, unvested and exercisable		$ 6,137	$ 12,590